Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our Non-CEO NEOs and certain financial performance of the Corporation. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Corporation’s pay-for-performance philosophy and how we align executive compensation with the Corporation’s performance, refer to the CD&A.
Pay Versus Performance Table

Fiscal Year (a)	Summary Compensation Table Total for CEO(i) (b)	Compensation Actually Paid to CEO(ii)(iii) (c)	Average Summary Compensation Table Total for Non-CEO NEOs(i) (d)	Average Compensation Actually paid to Non-CEO NEOs(ii)(iii) (e)	Value of Initial Fixed $100 Investment Based on(iv):		Net Income ($ in thousands) (h)	Company Selected Measure: ROATCE adjusted(v) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2024	$6,158,410	$7,533,058	$1,782,187	$2,024,715	$188.04	$128.83	$614,212	10.00%
2023	5,768,444	8,623,025	1,910,127	2,524,242	159.58	106.87	541,342	10.19%
2022	6,323,708	5,415,141	2,022,253	1,811,951	124.26	110.67	1,102,641	15.47%
2021	5,119,158	10,039,211	1,761,108	2,847,634	149.29	132.19	934,889	18.47%
2020	4,782,575	4,607,841	1,569,334	1,423,613	100.16	92.50	506,622	10.90%
(i)
For the years 2020 through 2024 our CEO was Mr. Alvarez. Non-CEO NEOs refers to our NEO other than the CEO. For 2020, the Non-CEO NEOs were: Messrs. C. Vázquez, J. Ferrer, L. Soriano, and E. Sepúlveda. For the years 2021, 2022 and 2023 the Non-CEO NEOs were: Messrs. C. Vázquez, J. Ferrer, L. Soriano, and M. Chinea. For 2024, the Non-CEO NEOs were: Messrs. J. García, C. Vázquez, J. Ferrer, L. Soriano, and M. Chinea.

(ii)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for performance-based awards (excluding TSR Awards), the same valuation methodology as restricted stock awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, and (3) for TSR-based performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement.

(iii)	The adjustments (exclusions and additions) made to the Summary Compensation Total (SCT) to calculate the Compensation Actually Paid (CAP) amount are the following:

	CEO			Non-CEO NEOs
	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Average Stock Awards Excluded from SCT	Average Change in Pension Value Excluded from SCT(a)	Average Value of Stock Awards Included in CAP Amount(b)
2024	$3,491,878	—	$4,866,526	$758,965	—	$1,001,492
(a)
This column contains the required accounting representation of the annual change in present value of the pension benefit as of December 31st. No additional pension benefits were earned in 2024, as the Corporation’s defined benefit plans have been frozen since 2009.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)(B)
CEO	2024	$3,430,584	$1,124,567	$53,177	$82,645	—	$175,554	$4,866,526
Non-CEO NEOs	2024	744,470	175,016	33,308	14,084	—	34,613	1,001,492
(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

(B)	The values shown in this column have been rounded to the nearest dollar.
(iv)	The peer group selected for TSR is the Nasdaq Bank Index, as reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.
(v)
Adjusted Return on Average Tangible Common Equity (“ROATCE”) measures how well the Corporation’s management is using its capital from investors to generate profits. ROATCE is computed by dividing net earnings applicable to common shareholders by average tangible common shareholders’ equity. Goodwill, other intangible assets (i.e., intellectual property, licenses, patents, etc.), and unrealized gains and losses from available for sale and held to maturity investments are excluded from the equity calculation. The value derived from the foregoing calculation is adjusted for items that are non-recurring, unusual or not indicative of ongoing operations.

Company Selected Measure Name	Adjusted Return on Average Tangible Common Equity (“ROATCE”)
Named Executive Officers, Footnote
(i)
For the years 2020 through 2024 our CEO was Mr. Alvarez. Non-CEO NEOs refers to our NEO other than the CEO. For 2020, the Non-CEO NEOs were: Messrs. C. Vázquez, J. Ferrer, L. Soriano, and E. Sepúlveda. For the years 2021, 2022 and 2023 the Non-CEO NEOs were: Messrs. C. Vázquez, J. Ferrer, L. Soriano, and M. Chinea. For 2024, the Non-CEO NEOs were: Messrs. J. García, C. Vázquez, J. Ferrer, L. Soriano, and M. Chinea.

Peer Group Issuers, Footnote
(iv)	The peer group selected for TSR is the Nasdaq Bank Index, as reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

PEO Total Compensation Amount	$ 6,158,410	$ 5,768,444	$ 6,323,708	$ 5,119,158	$ 4,782,575
PEO Actually Paid Compensation Amount	$ 7,533,058	8,623,025	5,415,141	10,039,211	4,607,841
Adjustment To PEO Compensation, Footnote
(iii)	The adjustments (exclusions and additions) made to the Summary Compensation Total (SCT) to calculate the Compensation Actually Paid (CAP) amount are the following:

	CEO			Non-CEO NEOs
	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Average Stock Awards Excluded from SCT	Average Change in Pension Value Excluded from SCT(a)	Average Value of Stock Awards Included in CAP Amount(b)
2024	$3,491,878	—	$4,866,526	$758,965	—	$1,001,492
(a)
This column contains the required accounting representation of the annual change in present value of the pension benefit as of December 31st. No additional pension benefits were earned in 2024, as the Corporation’s defined benefit plans have been frozen since 2009.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)(B)
CEO	2024	$3,430,584	$1,124,567	$53,177	$82,645	—	$175,554	$4,866,526
Non-CEO NEOs	2024	744,470	175,016	33,308	14,084	—	34,613	1,001,492
(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

(B)	The values shown in this column have been rounded to the nearest dollar.

Non-PEO NEO Average Total Compensation Amount	$ 1,782,187	1,910,127	2,022,253	1,761,108	1,569,334
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,024,715	2,524,242	1,811,951	2,847,634	1,423,613
Adjustment to Non-PEO NEO Compensation Footnote
(iii)	The adjustments (exclusions and additions) made to the Summary Compensation Total (SCT) to calculate the Compensation Actually Paid (CAP) amount are the following:

	CEO			Non-CEO NEOs
	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Average Stock Awards Excluded from SCT	Average Change in Pension Value Excluded from SCT(a)	Average Value of Stock Awards Included in CAP Amount(b)
2024	$3,491,878	—	$4,866,526	$758,965	—	$1,001,492
(a)
This column contains the required accounting representation of the annual change in present value of the pension benefit as of December 31st. No additional pension benefits were earned in 2024, as the Corporation’s defined benefit plans have been frozen since 2009.

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)(B)
CEO	2024	$3,430,584	$1,124,567	$53,177	$82,645	—	$175,554	$4,866,526
Non-CEO NEOs	2024	744,470	175,016	33,308	14,084	—	34,613	1,001,492
(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

(B)	The values shown in this column have been rounded to the nearest dollar.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. TSR
The graph below compares the Corporation's cumulative TSR to that of the Nasdaq Bank Index, assuming an initial $100 investment on December 31, 2019 and the value at the end of 2020, 2021, 2022, 2023 and 2024, based on the respective stock prices and reinvestment of dividends. In addition, the graph below describes the 5-year (2020-2024) relationship between the CEO and other Non-CEO NEOs compensation actually paid and the Corporation’s TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income
The graph below describes the 5-year (2020-2024) relationship between the CEO’s and other Non-CEO NEOs’ compensation actually paid and the Corporation’s net income.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. ROATCE (adjusted)
The graph below describes the 5-year (2020-2024) relationship between the CEO’s and other Non-CEO NEOs’ compensation actually paid and the Corporation’s adjusted ROATCE.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid vs. TSR
The graph below compares the Corporation's cumulative TSR to that of the Nasdaq Bank Index, assuming an initial $100 investment on December 31, 2019 and the value at the end of 2020, 2021, 2022, 2023 and 2024, based on the respective stock prices and reinvestment of dividends. In addition, the graph below describes the 5-year (2020-2024) relationship between the CEO and other Non-CEO NEOs compensation actually paid and the Corporation’s TSR.

Tabular List, Table
The following were the most important financial performance measures, as determined by the Corporation, that link compensation actually paid to our CEO and Non-CEO NEOs to the Corporation’s performance for the most recently completed fiscal year:

Most Important Performance Measures
Net Income
Total Shareholder Return (TSR)
Return on Average Tangible Common Equity (ROATCE – adjusted)

Total Shareholder Return Amount	$ 188.04	159.58	124.26	149.29	100.16
Peer Group Total Shareholder Return Amount	128.83	106.87	110.67	132.19	92.5
Net Income (Loss)	$ 614,212,000	$ 541,342,000	$ 1,102,641,000	$ 934,889,000	$ 506,622,000
Company Selected Measure Amount	0.10	0.1019	0.1547	0.1847	0.109
PEO Name	Mr. Alvarez	Mr. Alvarez	Mr. Alvarez	Mr. Alvarez	Mr. Alvarez
Equity Awards Adjustments, Footnote
(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)(B)
CEO	2024	$3,430,584	$1,124,567	$53,177	$82,645	—	$175,554	$4,866,526
Non-CEO NEOs	2024	744,470	175,016	33,308	14,084	—	34,613	1,001,492
(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

(B)	The values shown in this column have been rounded to the nearest dollar.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity(ROATCE – adjusted)
Non-GAAP Measure Description
(v)
Adjusted Return on Average Tangible Common Equity (“ROATCE”) measures how well the Corporation’s management is using its capital from investors to generate profits. ROATCE is computed by dividing net earnings applicable to common shareholders by average tangible common shareholders’ equity. Goodwill, other intangible assets (i.e., intellectual property, licenses, patents, etc.), and unrealized gains and losses from available for sale and held to maturity investments are excluded from the equity calculation. The value derived from the foregoing calculation is adjusted for items that are non-recurring, unusual or not indicative of ongoing operations.

PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,491,878)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,866,526
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,430,584
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,124,567
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,177
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,645
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,554
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(758,965)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,001,492
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,470
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,016
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,308
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,084
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 34,613